Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 58
Adoption of accounting standard update	(31)
Beginning balance, adjusted	27
Other comprehensive income before reclassifications	14
Ending balance	41
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	31
Adoption of accounting standard update	(31)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	36
Beginning balance, adjusted	36
Ending balance	36
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(26)
Beginning balance, adjusted	(26)
Other comprehensive income before reclassifications	1
Ending balance	(25)
Accumulated Other Comprehensive Income Loss Unrealized Gains Losses From Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	15
Beginning balance, adjusted	15
Other comprehensive income before reclassifications	11
Ending balance	26
Accumulated other comprehensive income loss change in unrealized gain on derivative in VIEs [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2
Beginning balance, adjusted	2
Ending balance	2
Accumulated Other Comprehensive Income Loss Change In Conversion Option On Debt Facility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications	2
Ending balance	$ 2